Investments - Unaudited Condensed Financial Information Equity Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Balance sheet data:
Current assets	¥ 3,466,910		¥ 3,123,695		$ 488,304
Non-current assets	2,166,274		2,015,724		305,113
Current liabilities	2,728,145		1,778,527		384,250
Non-current liabilities	244,483		256,106		34,435
Operating data:
Gross profit	437,563	$ 61,630	631,505	¥ 526,960
Net income (loss)	(593,869)	(83,644)	(520,691)	(353,204)
Equity Method Investment, Nonconsolidated Investee, Other [Member]
Balance sheet data:
Current assets	514,186		463,921		72,422
Non-current assets	1,298,749		1,404,594		182,925
Current liabilities	89,210		173,776		12,565
Non-current liabilities	5,843		13,249		$ 823
Redeemable preferred shares			1,059,852
Operating data:
Revenues	156,948	22,106	755,532	925,020
Gross profit	19,206	2,705	285,140	407,487
Operating income (loss)	(64,535)	(9,090)	(10,022)	459,079
Net income (loss)	¥ (60,929)	$ (8,582)	¥ (8,133)	¥ 464,352